JOHN HANCOCK VARIABLE INSURANCE TRUST
601 Congress Street
Boston, Massachusetts 02210
May 11, 2011
VIA EDGAR
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:	John Hancock Variable Insurance Trust (the “Trust”) File Nos. 2-94157; 811-04146
Ladies and Gentlemen:
On behalf of the Trust, transmitted for filing pursuant to Rule 497(e) under the Securities Act of 1933 are exhibits containing interactive data format risk/return summary information for Bond PS Series, Strategic Allocation Trust, Lifestyle Balanced PS Series, Lifestyle Conservative PS Series, Lifestyle Growth PS Series and Lifestyle Moderate PS Series, each a separate series of the Trust.
The interactive data files included as an exhibit to this filing relate to the form of prospectus filed with the Securities and Exchange Commission on April 26, 2011 pursuant to Rule 497(c) (Accession No. 0000950123-11-039137), which is incorporated by reference into this filing.
If you have any questions, please call the undersigned at 617-663-2166.
Sincerely,

/s/ Betsy Anne Seel Betsy Anne Seel
Senior Counsel and Assistant Secretary